Components of Income Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
PRC, excluding Hong Kong	$ 53,556	$ 55,211	$ 22,169
Hong Kong and other jurisdictions	(1,197)	(2,590)	(6,365)
Income before income tax	$ 52,359	$ 52,621	$ 15,804